Additional Financial Information - Schdule of Receivables Transferred Under Individual Agreements or Purchases (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized					$ 512.3	$ 400.5	$ 285.0
Net cash proceeds received					491.9	383.0	278.3
Loss recorded related to transfers of receivables					20.4	17.5	6.7
Individual Monetization Agreements | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized	$ 51.7	$ 85.3	$ 345.5	$ 385.8
Net cash proceeds received	50.0	81.8	335.7	370.7
Loss recorded related to transfers of receivables	$ 1.7	$ 3.5	9.8	15.1
Starz Business of Lions Gate Entertainment Corp
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized			617.8	766.3	987.1	1,190.1	1,288.5
Net cash proceeds received from Lionsgate			0.0	85.6	85.5	183.7	172.9
Loss recorded related to transfers of receivables			5.5	5.8	7.5	6.7	2.7
Starz Business of Lions Gate Entertainment Corp | Individual Monetization Agreements
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net cash proceeds received			$ 612.3	$ 674.9	$ 894.0	$ 999.7	$ 1,112.9